SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 4,017	$ 2,826
Allowance for doubtful accounts
Total	$ 4,017	$ 2,826